Income Taxes (Details Narrative) - USD ($)	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Income tax expenses	$ 27,427			$ 445,793
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Income tax expenses				355,916
Tax receivables				6,863
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Income tax expenses				98,641
Tax receivables				$ 1,902